Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchases, shares	5,000,000	500,000
Beginning balance	$ 1,229,340	$ 1,327,655
Share repurchases	(13,483)	(1,536)
Business acquisitions		84,555
Ending balance	$ 1,133,356	$ 1,229,340
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares	262,775,853	235,194,236
Share issuances, shares	96,399	931,740
Share issuance costs, shares	0	0
Share repurchases, shares	(5,002,372)	(546,700)
Business acquisitions, shares	1,259,536	27,605,782
Shares acquired and cancelled, shares	0	(2,261,778)
Employee awards exercised, shares	3,892,431	1,852,573
Balance, end of year, shares	263,021,847	262,775,853
Beginning balance	$ 2,375,950	$ 2,292,810
Share issuances, carrying amount	164	1,900
Share issuance costs	(59)	0
Share repurchases	(45,165)	(5,344)
Business acquisitions	4,137	83,953
Shares acquired and cancelled	0	(6,879)
Employee awards exercised	11,701	9,510
Ending balance	$ 2,346,728	$ 2,375,950